Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

12. Inventories

	At December 31,
	2017	2016
	€m	€m
Raw materials and consumables	308	289
Mold parts	43	44
Work-in-progress	71	68
Finished goods	706	724
	1,128	1,125

Certain inventories held by the Ardagh Group have been pledged as security under the Group’s Global Asset Based Loan facility (Note 17). The amount recognized as a write down in inventories or as a reversal of a write down in the year ended December 31, 2017 was not material.